Labor liabilities and pension plan obligations (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 870,394	R$ 853,424
Noncurrent liabilities	522,737	R$ 406,027
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
General expenses	162,388
General expenses paid	10,237
Current liabilities	31,206
Noncurrent liabilities	120,945
Labor Obligations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	192,626
Noncurrent liabilities	57,428
Provision for employee compensation	R$ 250,054